Note 9 - Intangible Assets (Details Textual) - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Finite-Lived Intangible Assets, Net, Ending Balance	$ 239,992	$ 256,956
Finite-Lived Intangible Asset, Expected Amortization, Year One	53,900
Finite-Lived Intangible Asset, Expected Amortization, Year Two	46,400
Finite-Lived Intangible Asset, Expected Amortization, Year Three	34,300
Finite-Lived Intangible Asset, Expected Amortization, Year Four	31,500
Finite-Lived Intangible Asset, Expected Amortization, Year Five	27,200
Finite-Lived Intangible Asset, Expected Amortization, after Year Five	$ 46,700